The Montgomery Partners Series/SM/

Semiannual Report
September 30, 1998

Small Cap Systematic Value Fund
Macro Cap Systematic Value Fund

Performance data quoted represents past performance and is not necessarily indicative of future results. Performance is for a limited time only. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date for both Funds is August 31, 1998.

Performance figures reflect a partial waiver of fees without which the total returns would have been lower. Fund results in this report are total returns and do not reflect a maximum sales charge of 5.50%, a maximum contingent deferred sales charge of 5%, or any applicable redemption fees unless otherwise indicated. Total return reflecting these charges and fees would have been as follows:

Total returns from inception (8/31/97) through 9/30/98:

                                 Class A    Class B   Class C
                                ---------  --------- ---------
Montgomery Small Cap
 Systematic Value Fund           (3.31)%   (3.10)%     0.90%
Montgomery Macro Cap
 Systematic Value Fund           (6.73)%   (6.24)%    (2.29)%

There are risks associated with investing in small cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risk of price fluctuations.

This information must be preceded or accompanied by a prospectus. Please read the prospectus carefully before you invest.

The Funds are distributed by Funds Distributor, Inc. 10/98

Table of Contents

Investment Review & Portfolio Investments
  Small Cap Systematic Value Fund                          2
  Macro Cap Systematic Value Fund                         11

Statements of Assets & Liabilities                        16

Statements of Operations                                  18

Statements of Changes in Net Assets                       19

Financial Highlights                                      20

Notes to Financial Statements                             22

[MONTGOMERY PARTNERS SERIES LOGO APPEARS HERE]

The Montgomery Partners Series
101 California Street
San Francisco, California 94111
800-OWL-8758 (695-8758)

INVEST WISELY./R/

Investment Review--Small Cap Systematic Value Fund

Top Ten Holdings
(as a percentage of total net assets)

1.  S&P Depositary Receipt

2.  Eastern Enterprises

3.  NCI Building Sytems, Inc.

4.  Rayonier, Inc.

5.  Dexter Corporation

6.  Bay View Capital Corporation

7.  Peoples Energy Corporation

8.  Springs Industries, Inc.

9.  Potlatch Corporation

10. New Field Exploration Company

Portfolio Management

Montgomery Asset Management, "Manager"
Martingale Asset Management, "Subadvisor"

The Fund is managed by the following individuals:
William E. Jacques
Douglas E. Stark

Top Five Industries
(as a percentage of total net assets)

1.  Banks

2.  Construction

3.  Other Insurance

4.  Real Estate

5.  Electric Utilities

Fund Performance

Total Return Since Inception (8/31/98)
for the period ended 9/30/98

Small Cap Systematic Value Fund
Class A shares                                          2.00%
Class B shares                                          1.90%
Class C shares                                          1.90%

Russell 2000 Value Index/1/
Since 8/31/98                                           5.65%

/1/ The Russell 2000 Value Index measures the performance of companies with lower price-to-book ratios and lower forecasted growth in values in the Russell 2000 Index, an index composed of the smallest 2,000 of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

Portfolio Investments--Small Cap Systematic Value Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited)
Common Stocks--97.2%

                                                   Value
Shares                                           (Note 1)
------                                           --------
     Aerospace--1.3%
100  Alliant Techsystems, Inc.                    $6,625
                                                  ------

     Agriculture/Food--1.9%
400  Chiquita Brands International                 4,226
100  International Multifoods                      1,645
200  Universal Foods Corporation                   4,176
                                                  ------

                                                  10,047
                                                  ------

     Apparel--2.4%
200  Guilford Mills, Inc.                          2,975
100  Kellwood Company                              2,677
200  Springs Industries, Inc.                      6,951
                                                  ------

                                                  12,603
                                                  ------

     Banks--9.0%
100  Citizens Banking Corporation                  3,319
100  Commerce Bancorp, Inc.                        3,951
200  First Hawaiian, Inc.                          6,739
100  One Valley Bancorp, Inc.                      3,234
200  Provident Bankshares Corporation              5,046
100  Susquehanna Bancshares, Inc.                  1,888
100  UMB Financial Corporation                     4,746
200  United Bankshares, Inc.                       5,157
300  UST Corporation                               6,394
100  Westamerica Bancorporation                    2,887
100  Whitney Holding Corporation                   4,095
                                                  ------

                                                  47,456
                                                  ------

     Business Machines--1.3%
200  Banctec, Inc./+/                              2,850
100  CHS Electronics, Inc./+/                      1,077
100  Gerber Scientific, Inc.                       2,700
                                                  ------

                                                   6,627
                                                  ------

Portfolio Investments--Small Cap Systematic Value Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)

Common Stocks (continued)

                                                           Value
Shares                                                    (Note 1)
------                                                    --------
     Chemicals--3.2%
300  Dexter Corporation                                    $7,350
300  Gencorp, Inc.                                          5,775
200  Geon Corporation                                       3,550
                                                           ------
                                                           16,675
                                                           ------

     Construction--6.4%
100  Butler Manufacturing Company                           2,313
100  Calmat Company                                         1,731
300  Foster Wheeler Corporation                             4,124
200  Instituform Technologies, Class A/+/                   2,638
200  Jacobs Engineering Group, Inc./+/                      6,200
400  NCI Building Systems, Inc./+/                          7,925
200  Oakwood Homes Corporation                              2,625
100  Ryland Group, Inc.                                     2,438
200  TJ International, Inc.                                 3,724
                                                           ------
                                                           33,718
                                                           ------

     Consumer Durables--1.5%
300  LA-Z-Boy, Inc.                                         5,888
100  Toro Company                                           2,068
                                                           ------

                                                            7,956
                                                           ------
     Containers--0.7%
100  Ball Corporation                                       3,526
                                                           ------

     Drugs--1.8%
100  Alpharma, Inc., Class A/+/                             2,625
100  Cambrex Corporation                                    2,356
500  Herbalife International, Class A                       4,672
                                                           ------

                                                            9,653
                                                           ------

Portfolio Investments--Emerging Markets Focus Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)

Common Stocks (continued)

                                                   Value
Shares                                           (Note 1)
------                                           -------
     Electric Utilities--4.8%
100  Central Hudson Gas & Electric Company       $ 4,188
100  Commonwealth Energy System, Inc.              3,638
100  Eastern Utilities Company                     2,612
200  Rochester Gas & Electric Company              6,250
100  United Illuminating Company                   5,225
100  WPS Resources Corporation                     3,575
                                                 -------
                                                  25,488
                                                 -------

     Electronics--1.4%
100  Cohu, Inc.                                    1,669
100  Kimball International, Inc., Class B          1,522
400  Pioneer Standard Electronics, Inc.            2,513
200  VLSI Technologies, Inc./+/                    1,543
                                                 -------
                                                   7,247
                                                 -------

     Forest--1.5%
200  Rayonier, Inc.                                7,800
                                                 -------

     Gas--Utilities--4.8%
200  Eastern Enterprises                           8,425
200  Equitable Resources, Inc.                     5,088
200  Peoples Energy Corporation                    7,200
200  UGI Corporation                               4,625
                                                 -------
                                                  25,338
                                                 -------
     Health Care--1.4%
100  Datascope Corporation                         2,177
200  Maxxim Medical, Inc./+/                       5,137
                                                 -------
                                                   7,314
                                                 -------
     Hotel & Restaurant--0.6%
400  Servico, Inc./+/                              3,000
                                                 -------

 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Small Cap Systematic Value Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)
Common Stocks (continued)

                                                           Value
Shares                                                    (Note 1)
-------                                                   --------
     Leisure Time--1.1%
500  Grand Casinos, Inc./+/                               $ 3,969
100  Oneida Ltd.                                            1,700
                                                          -------

                                                            5,669
                                                          -------
     Life Insurance--0.7%
100  Delphi Financial Group, Class A/+/                     3,938
                                                          -------
     Media--1.3%
200  Carmike Cinemas, Inc., Class A                         3,675
100  Gaylord Entertainment Company                          2,981
                                                          -------
                                                            6,656
                                                          -------

     Metals--0.4%
100  Wolverine Tube, Inc./+/                                2,106
                                                          -------

     Miscellaneous--5.3%
100  Minnesota Power, Inc.                                  4,406
100  Polaris Industries, Inc.                               3,100
200  S&P Depositary Receipt                                20,338
                                                          -------
                                                           27,844
                                                          -------

     Miscellaneous Financial--1.3%
300  Advanta Corporation, Class A                           3,872
100  Dain Rauscher Corporation                              3,150
                                                          -------
                                                            7,022
                                                          -------
     Mortgage--1.0%
300  Resource Bancshares MTG Group                          5,316
                                                          -------

     Motor Vehicle--2.7%
100  Arvin Industries, Inc.                                 3,725
200  Coachman Industries, Inc.                              3,975
100  Modine Manufacturing Company                           2,875
200  Standards Products Company                             3,500
                                                          -------
                                                           14,075
                                                          -------

 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Small Cap Systematic Value Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)
Common Stocks (continued)

                                                           Value
Shares                                                   (Note 1)
------                                                   --------
     Oil--1.2%
200  Devon Energy Corporation                            $ 6,500
                                                         -------

     Oilfield Equipment--1.3%
300  New Field Exploration Company/+/                      6,750
                                                         -------
     Oil R&D--0.8%
300  Quaker ST Corporation                                 4,369
                                                         -------

     Other Insurance--6.1%
100  Berkeley (W.R.) Corporation                           3,006
100  Blanch (E.W.) Holdings, Inc.                          3,869
100  Capital R E Corporation                               2,738
200  HCC Insurance Holdings, Inc.                          3,875
100  HSB Group, Inc.                                       4,038
100  LandAmerica Financial Group                           5,125
200  Selective Insurance Group, Inc.                       3,825
100  Stewart Information Services                          5,763
                                                         -------

                                                          32,239
                                                         -------

     Paper--1.3%
200  Potlatch Corporation                                  6,813
                                                         -------

     Photo--Optics--1.0%
300  Imation Corporation/+/                                5,550
                                                         -------

     Products--Goods--4.3%
300  Exide Corporation                                     3,450
100  Gleason Corporation                                   1,606
200  Hughes Supplies, Inc.                                 5,700
100  Lincoln Electric Holdings, Inc.                       2,294
300  Mark IV Industries, Inc.                              4,369
100  Tecumseh Products Company, Class A                    4,953
                                                         -------

                                                          22,372
                                                         -------

 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Small Cap Systematic Value Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited)(continued)
Common Stocks (continued)

                                                           Value
Shares                                                   (Note 1)
------                                                   --------
     Publishing--2.2%
400  Hollingher International, Inc.                       $5,750
100  McClatchy Company, Class A                            3,000
100  Standard Register Company                             2,719
                                                          ------
                                                          11,469
                                                          ------

     Railroad--1.1%
200  Varlen Corporation                                    5,589
                                                          ------

     Real Estate--5.7%
100  Crossman Communities, Inc./+/                         1,975
300  Impac MTG Holdings, Inc.                              4,050
200  MDC Holdings, Inc.                                    3,688
100  NVR, Inc./+/                                          3,300
300  Prime Retail, Inc.                                    2,944
300  Standard Pacific Corporation                          4,238
200  Thornburg Mortgage Asset Corporation                  1,800
100  Toll Brothers, Inc./+/                                2,294
300  Walter Industries, Inc./+/                            3,722
100  Webb Del Corporation                                  2,106
                                                          ------

                                                          30,117
                                                          ------

     Retail--Food--1.4%
200  Fleming Companies, Inc.                               2,450
200  Great Atlantic & Pacific Tea Company                  4,850
                                                          ------

                                                           7,300
                                                          ------

     Retail--Other--2.4%
200  Cato Corporation, Class A                             2,306
400  Heilig-Meyers Company                                 2,875
100  XTRA Corporation                                      4,656
100  Zale Corporation/+/                                   2,563
                                                          ------

                                                          12,400
                                                          ------

 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Small Cap Systematic Value Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)
Common Stocks (continued)

                                                            Value
Shares                                                    (Note 1)
------                                                    --------
     Services--1.6%
100  Leasing Solutions, Inc.                              $ 2,738
600  Olsten Corporation                                     3,413
200  Rollins Truck Leasing Corporation                      2,238
                                                          -------
                                                            8,389
                                                          -------

     Shipping--1.5%
200  Alexander & Baldwin, Inc.                              3,963
100  Seacor Holdings, Inc./+/                               4,150
                                                          -------

                                                            8,113
                                                          -------

     Steel--2.5%
100  Cleveland-Cliffs, Inc.                                 3,900
300  Inland Steel Industries, Inc.                          6,525
400  National Steel Corporation                             2,800
                                                          -------

                                                           13,225
                                                          -------

     Telephone--0.5%
100  Aliant Communications, Inc.                            2,478
                                                          -------

     Thrifts--3.5%
100  Andover Bancorp, Inc.                                  3,106
400  Bay View Capital Corporation                           7,225
200  Carolina First Corporation                             4,388
200  Firstfed Financial Corporation/+/                      3,413
                                                          -------

                                                           18,132
                                                          -------

     Tires--0.6%
100  Bandag, Inc.                                           3,175
                                                          -------

     Trucking--0.4%
100  US Freightways Corporation                             1,984
                                                          -------

     TOTAL COMMON STOCKS
     (Cost $502,913)                                      510,663
                                                          -------

 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Small Cap Systematic Value Fund
================================================================================

Montgomery Small Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)


Principal Amount
----------------
   Repurchase Agreement--1.9%
   (Cost $10,000)
$  10,000   Agreement with Greenwich Capital Markets, 5.730% dated 09/30/98, to be repurchased at $10,002 on 10/01/98, collateralized by $10,200 market value of U.S. government securities, having various
            maturities and various interest rates                                        $10,000

            TOTAL INVESTMENTS (Cost $512,913/*/)                                 99.1%   520,663
            OTHER ASSETS AND LIABILITIES (Net)                                    0.9%     4,795

            NET ASSETS                                                          100.0%  $525,458

/*/  Aggregate cost for federal tax purposes.
/+/  Non-income-producing security.

 The accompanying notes are an integral part of these financial statements.

             Investment Review--Macro Cap Systematic Value Fund
================================================================================

Top Ten Holdings
(as a percentage of total net assets)

1.  International Business Machines Corporation

2.  AT&T Corporation

3.  Exxon Corporation

4.  Ford Motor Company

5.  Citicorp

6.  SBC Communications, Inc.

7.  GTE Corporation

8.  Nationsbank Corporation

9.  First Union Corporation

10. Mobil Corporation

Portfolio Management

Montgomery Asset Management, "Manager"
Martingale Asset Management, "Subadvisor"

The Fund is managed by the following individuals:
William E. Jacques
Douglas E. Stark

Top Five Industries
(as a percentage of total net assets)

1.  Telephone

2.  Banks

3.  International Oil

4.  Motor Vehicle

5.  Business Machines

Fund Performance

Total Return Since Inception (8/31/98)
for the period ended 9/30/98

Macro Cap Systematic Value Fund
Class A shares    (1.60)%
Class B shares    (1.30)%
Class C shares    (1.30)%

Russell Top 200 Value Index/1/
Since 8/31/98      5.69%

S&P 500(R) Index/2/
Since 8/31/98      6.41%

/1/ The Russell Top 200 Value Index measures the performance of companies with lower price-to-book ratios and lower forecasted growth values in the Russell Top 200 Index, an index composed of the 200 largest U.S. companies, based on total market capitalization.

/2/ The Standard & Poor's 500(R) Index is composed of 500 widely held common stocks listed on the New York Stock Exhange, the American Stock Exchange and the over-the-counter markets.

Portfolio Investments--Macro Cap Systematic Value Fund
================================================================================

Montgomery Macro Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited)

                                                     Value
Shares                                              (Note 1)

     Common Stocks--84.7%

     Aerospace--1.3%
200  Allied Signal Corporation                      $ 7,075

     Air Transfer--1.1%
100  AMR Corporation/+/                               5,544

     Banks--16.7%
200  Bankamerica Corporation                         12,025
200  BankBoston Corporation                           6,600
100  Bankers Trust Corporation                        5,900
300  Chase Manhattan Corporation                     12,975
200  Citicorp                                        18,588
300  First Union Corporation                         15,356
300  Nationsbank Corporation                         16,050

                                                     87,494

     Business Machines--4.9%
200  International Business Machines Corporation     25,600

     Chemicals--1.2%
200  Praxair, Inc.                                    6,538

     Cosmetics--1.1%
200  Avon Products, Inc.                              5,612

     Electric Utilities--2.7%
200  Firstenergy Corporation                          6,212
200  Public Service Enterprise                        7,863

                                                     14,075

     Electronics--1.2%
100  Honeywell                                        6,406

     Food--1.1%
100  Quaker Oats                                      5,900

     Health Care--0.8%
400  Healthsouth Corporation/+/                       4,225


 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Macro Cap Systematic Value Fund
================================================================================

Montgomery Macro Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)

Common Stocks (continued)
                                                            Value
Shares                                                    (Note 1)

     International Oil--7.6%
300  Exxon Corporation                                     $21,056
200  Mobil Corporation                                      15,188
100  UNOCAL Corporation                                      3,625

                                                            39,869

     Life Insurance--2.7%
200  Conseco, Inc.                                           6,113
200  Equitable Companies                                     8,275

                                                            14,388

     Media--1.0%
100  Tribune Companies                                       5,031

     Miscellaneous Financial--4.3%
100  Lehman Brothers Holdings, Inc./+/                       2,825
200  Morgan Stanley Dean Witter & Company                    8,613
300  Travelers Group, Inc.                                  11,250

                                                            22,688

     Motor Vehicle--5.0%
200  Dana Corporation                                        7,462
400  Ford Motor Company                                     18,774

                                                            26,236

     Oil R&D--3.3%
300  Coastal Corporation                                    10,125
200  USX-Marathon Group                                      7,088

                                                            17,213

     Other Insurance--2.2%
100  Allstate Corporation                                    4,169
200  MGIC Investment Corporation                             7,375

                                                            11,544

 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Macro Cap Systematic Value Fund
================================================================================

Montgomery Macro Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)
Common Stocks (continued)

                                                      Value
Shares                                               (Note 1)

     Paper--1.9%
300  Fort James Corporation                        $  9,844

     Products--Goods--1.7%
200  Caterpillar, Inc.                                8,912

     Publishing--1.0%
100  Gannett, Inc.                                    5,356

     Retail--Food--0.9%
100  Safeway, Inc./+/                                 4,638

     Retail--Other--2.3%
200  Federated Department Stores/+/                   7,275
400  Kmart Stores/+/                                  4,775

                                                     12,050

     Services--1.3%
600  Cendant Corporation/+/                           6,975

     Telephone--17.4%
100  Airtouch Communications/+/                       5,700
400  AT&T Corporation                                23,375
100  Bellsouth Corporation                            7,525
300  GTE Corporation                                 16,500
200  MCI Worldcom, Inc./+/                            9,781
400  SBC Communications, Inc.                        17,775
200  US West, Inc.                                   10,487

                                                     91,143

     TOTAL COMMON STOCKS
     (Cost $453,527)                                444,356

 The accompanying notes are an integral part of these financial statements.

Portfolio Investments--Macro Cap Systematic Value Fund
================================================================================

Montgomery Macro Cap Systematic Value Fund
Portfolio Investments--9/30/98 (unaudited) (continued)

Principal                                            Value
Amount                                               (Note 1)

          U.S. Treasury Bill--1.9%
          (Cost $9,906)
$ 10,000  U.S. Treasury Bill, 0.000% due 12/17/98                 $9,911


          Repurchase Agreement--13.4%
          (Cost $70,000)

$ 70,000 Agreement with Greenwich Capital Markets, 5.730% dated 09/30/98, to be repurchased at $70,011 on 10/01/98, collateralized by $71,400 market value of U.S. government securities, having various maturities and various interest rates $70,000

          TOTAL INVESTMENTS (Cost $533,433/*/)          100.0%   524,267
          OTHER ASSETS AND LIABILITIES (Net)              0.0%       315

          NET ASSETS                                    100.0%  $524,582

----------------
/*/  Aggregate cost for federal tax purposes.
/+/  Non-income-producing security.

 The accompanying notes are an integral part of these financial statements.

                      Statements of Assets & Liabilities
================================================================================

The Montgomery Partners Series
Statements of Assets and Liabilities
September 30, 1998 (unaudited)

                                                            Small Cap   Macro Cap
                                                            Systematic  Systematic
                                                            Value Fund  Value Fund
ASSETS:
Investments in securities, at value (note 1)
 Securities (Cost $502,913 and $463,433,
 respectively)                                                $510,663   $454,267
Repurchase agreements, at cost                                  10,000     70,000

Total Investments                                              520,663    524,267
Cash                                                               816        384
Receivables:
 Dividends and interest                                            892        484
 Expenses absorbed by Manager (note 2)                           2,602      2,606
 Investment securities sold                                     21,831     70,000

Total Assets                                                   546,804    597,741

LIABILITIES:
Payables:
 Investment securities purchased                                18,026     70,000
 Management fees (note 2)                                          514        349
 Trustees' fees and expenses (note 2)                              479        479
 Shareholder servicing fees (note 3)                               103        102
 Other accrued liabilities and expenses                          2,224      2,229
Total Liabilities                                               21,346     73,159

Net Assets                                                    $525,458   $524,582

 The accompanying notes are an integral part of these financial statements.

                      Statements of Assets & Liabilities
================================================================================

The Montgomery Partners Series
Statements of Assets and Liabilities (continued)
September 30, 1998 (unaudited)

                                                             Small Cap   Macro Cap
                                                            Systematic   Systematic
                                                            Value Fund   Value Fund
Net Assets Consist of:
Undistributed net investment income                         $    885     $    610
Accumulated net realized gain on securities sold               1,713           --
Net unrealized appreciation/(depreciation)
 of investments                                                7,750       (9,028)
Paid-in capital                                              515,110      533,000

Net Assets                                                  $525,458     $524,582

Class A Shares:
 Net assets                                                 $525,438     $524,562

 Fund shares outstanding                                      51,502       53,321

 Net asset value and redemption price
  per share outstanding                                     $  10.20     $   9.84

 Maximum offering price per share
  (net asset value plus sales charge of 5.50%
  of offering price)                                        $  10.79   $  10.41

Class B Shares:
 Net assets                                                 $     10   $     10

 Fund shares outstanding                                           1          1

 Net asset value and offering price
  per share outstanding/*/                                  $  10.19   $   9.87

Class C Shares:
  Net assets                                                $     10   $     10
  Fund shares outstanding                                          1          1

  Net asset value and offering price
   per share outstanding/*/                                   $10.19      $9.87

/*/ Redemption price is equal to net asset value less any applicable contingent deferred sales charge (CDSC).

 The accompanying notes are an integral part of these financial statements.

                           Statements of Operations
================================================================================

The Montgomery Partners Series
Statements of Operations

Period/*/ Ended September 30, 1998 (unaudited)
                                                                        Small Cap      Macro Cap
                                                                       Systematic     Systematic
                                                                       Value Fund     Value Fund
Net Investment Income:
Investment Income:
Interest                                                                 $   574      $   701
Dividends                                                                  1,030          462

 Total Income                                                              1,604        1,163
Expenses:
Management fee (note 2)                                                      514          349
Legal and audit fees                                                       1,430        1,430
Trustees' fees                                                               479          479
Shareholder servicing fees (note 3)                                          103          102
Transfer agency fees                                                          62           62
Administration fee (note 2)                                                   29           29
Other                                                                        704          708

 Total Expenses                                                            3,321        3,159
Fees deferred and/or expenses absorbed by Manager (note 2)                (2,602)      (2,606)

 Net Expenses                                                                719          553

Net Investment Income                                                        885          610

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from securities transactions                             1,713           --
Net change in unrealized appreciation/(depreciation) of:
 Securities                                                                7,750       (9,166)
 Futures contracts                                                            --          138
 Net Unrealized Appreciation/(Depreciation)
  of Investments During the Period                                         7,750       (9,028)

Net Realized and Unrealized Gain/(Loss) on Investments                     9,463       (9,028)
Net Increase/(Decrease) in Net Assets Resulting
 from Operations                                                         $10,348      $(8,418)

/*/ The Funds commenced operations on August 31, 1998.

 The accompanying notes are an integral part of these financial statements.

                      Statements of Changes in Net Assets
================================================================================

The Montgomery Partners Series
Statements of Changes in Net Assets
Period/*/ Ended September 30, 1998 (unaudited)

                                                                       Small Cap       Macro Cap
                                                                      Systematic       Systematic
                                                                      Value Fund       Value Fund
Increase/(Decrease) in Net Assets from Operations:
Net investment income                                                   $    885       $    610
Net realized gain on securities sold during the period                     1,713             --
Net unrealized appreciation/(depreciation)
 of securities during the period                                           7,750         (9,028)

 Net Increase/(Decrease) in Net Assets Resulting from Operations          10,348         (8,418)
Beneficial Interest Transactions:
Net increase from beneficial interest transactions (note 5):
 Class A shares                                                          515,090        532,980
 Class B shares                                                               10             10
 Class C shares                                                               10             10

 Net Increase in Net Assets                                              525,458        524,582
Net Assets:
Beginning of Period                                                           --             --

End of Period                                                           $525,458       $524,582

/*/ The Funds commenced operations on August 31, 1998.

 The accompanying notes are an integral part of these financial statements.

                             Financial Highlights
================================================================================

The Montgomery Partners Series
Financial Highlights (unaudited)

                                                                         Small Cap Systematic Value Fund/*/
                                                                Class A Shares      Class B Shares    Class C Shares
Selected Per-Share Data for the Period Ended:                      9/30/98              9/30/98          9/30/98

Net Asset Value--Beginning of Period                                  $10.00              $  10.00        $  10.00
Net investment income/#/                                                0.03                  0.02            0.02
Net realized and unrealized gain on investments                         0.17                  0.17            0.17
Net increase in net assets resulting from investment operations         0.20                  0.19            0.19
Net Asset Value--End of Period                                        $10.20              $  10.19        $  10.19
Total Return/**/                                                        2.00%                 1.90%           1.90%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period                                           $525,438              $     10        $     10
Ratio of net investment income/(loss) to average net assets/+/          2.15%                 1.40%           1.40%
Ratio of expenses to average net assets/+/                              1.75%                 2.50%           2.50%
Portfolio turnover rate                                                 8.55%                 8.55%           8.55%
Ratio of net investment income/(loss), before deferral of fees by
 average net assets/+/                                                 (4.18)%               (4.93)%         (4.93)%
Ratio of operating expenses, before deferral of fees by Manager,
 assets/+/                                                              8.08%                 8.83%           8.83%

/*/     The Funds commenced operations on August 31, 1998.
/**/ Total return does not include sales charges, contingent deferred sales charge or redemption fees.
/+/     Annualized.
/#/ Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

 The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                      Macro Cap Systematic Value Fund/*/
                                                                               Class A Share     Class B Shares      Class C Shares
Selected Per-Share Data for the Period Ended:                                     9/30/98           9/30/98             9/30/98
Net Asset Value--Beginning of Period                                             $  10.00            $10.00            $  10.00
Net investment income/#/                                                             0.02              0.01                0.01
Net realized and unrealized gain on investments                                     (0.18)            (0.14)              (0.14)
Net increase in net assets resulting from investment operations                     (0.16)            (0.13)              (0.13)
Net Asset Value--End of Period                                                   $   9.84            $ 9.87            $   9.87
Total Return/**/                                                                    (1.60)%           (1.30)%             (1.30)%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period                                                        $524,562              $ 10            $     10
Ratio of net investment income/(loss) to average net assets/+/                       1.49%             0.74%               0.74%
Ratio of expenses to average net assets/+/                                           1.35%             2.10%               2.10%
Portfolio turnover rate                                                              0.00%             0.00%               0.00%
Ratio of net investment income/(loss), before deferral of fees by
 average net assets/+/                                                              (4.87)%           (5.62)%             (5.62)%
Ratio of operating expenses, before deferral of fees by Manager,
 assets/+/                                                                           7.71%             8.46%               8.46%


/*/     The Funds commenced operations on August 31, 1998.
/**/ Total return does not include sales charges, contingent deferred sales charge or redemption fees.
/+/     Annualized.
/#/ Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

                         Notes to Financial Statements
================================================================================

The Montgomery Partners Series
Notes to Financial Statements (unaudited)

The Montgomery Small Cap Systematic Value Fund and the Macro Cap Systematic Value Fund (the "Funds") are part of the Montgomery Partners Series (the "Series"). Each Fund and the Series are part of the Montgomery Funds II (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on September 10, 1993. Each Fund commenced operations on August 31, 1998. Each Fund's investment objective is to seek long-term capital appreciation.

1.   Significant Accounting Policies:

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a.   Portfolio Valuation

  Portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean of the closing bid and ask prices. Securities traded on the over-the-counter market or on the Nasdaq Stock Market are valued at the mean between the last available bid and ask price prior to the time of valuation.

  Portfolio securities that are traded with market quotations that are readily available are generally valued at the last reported sales price on the respective exchange or market; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates.

  Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair market value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b.   Repurchase Agreements

  The Funds may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, a Fund takes possession of a government debt obligation as collateral. A Fund also agrees with the counterparty to allow the counterparty to repurchase, and a Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. A Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements, to evaluate risks. A Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

                         Notes to Financial Statements
================================================================================

c.   Futures Contracts

  Each Fund may engage in futures transactions. The Funds may use futures contracts to manage their exposure to the stock market for hedging and non-hedging purposes. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation). This amount reflects each contract's exposure to the underlying instrument or index at September 30, 1998. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument or index. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument or index, or to hedge other Fund investments.

  Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed.

  There are several risks in connection with the use of futures. Futures contracts involve, to a varying degree, potentially unlimited risk of loss in excess of the futures variation margin. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments or index. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  Subject to the regulations of the Commodity Futures Trading Commission, each fund may invest in the futures contracts and options on futures contracts for bona fide hedging purposes without limitation as to a percentage of its assets but subject to a limit for non-bona fide hedging purposes of 5% of net assets for initial margins and premiums on those futures.

d.   Dividends and Distributions

  Dividends, if any, from net investment income are declared and paid at least annually. Distributions of any short-term capital gains earned by the Funds are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund.

e.   Securities Transactions and Investment Income

  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including, where applicable, amortization of discount on short-term investments, is recognized on the accrual basis.

f.   Federal Income Taxes

  Each Fund intends to elect and qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined by applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund from all or substantially all federal income taxes.

g.   Expenses

  General expenses of the Trust are allocated to the relevant Fund based on relative net assets. Operating expenses directly attributable to a Fund or a class of shares are charged to that Fund's or class's operations. Expenses for each Fund not directly attributable to the operations of any Fund or class of shares are prorated among the classes based on the relative average net assets of each Fund or class of shares.

                         Notes to Financial Statements
================================================================================

2. Management Fees and Other Transactions with Affiliates and Other Contractual Commitments:

a. Montgomery Asset Management, LLC, is the Funds' Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany.

  Pursuant to an investment management agreement between the Manager and the Trust with respect to each Fund ("Investment Management Agreement"), the Manager provides the Funds with advice on buying and selling securities, manages the investments of the Funds including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides the appropriate personnel with respect to the Manager's responsibilities under such agreement. The Manager has retained Martingale Asset Management, L.P. as the Funds' subadvisor (the "Subadvisor") to provide portfolio management services. The Subadvisor is an affiliate of the Manager. The Subadvisor receives a portion of the management fees received by the Manager. The Manager has agreed to reduce some or all of its management fee to absorb Fund expenses if necessary to keep the Funds' annual operating expenses, exclusive of Rule 12b-1 fees, dividend expense, interest and taxes, at or below 1.75% and 1.35% for the Small Cap Systematic Value Fund and the Macro Cap Systematic Value Fund, respectively. Any reductions or absorptions made to a Fund by the Manager are subject to recovery within the following three years, provided a Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager may terminate these reductions or absorptions at any time.

  Montgomery Asset Management, LLC, serves as the Funds' administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Funds' administrative operations.

  As compensation, the Funds have accrued a monthly management and administration fee (accrued daily) based on the average daily net assets of the Funds at the following annualized rates:

                                               Management
                              Contractual    Fee Including      Effective
                              Management       Effect of      Administration
Name of Fund                     Fee         Fees Deferred         Fee
Small Cap Systematic
 Value Fund                     1.25%           (6.12)%            .07%
Macro Cap Systematic
 Value Fund                     0.85%           (6.14)%            .07%

  For the period ended September 30, 1998, the Manager has deferred fees subject to recoupment as follows:

                                                 Deferred
                                                Management
                                            Fees and Absorbed
                          Fees    Expenses   Expenses Subject
Name of Fund            Deferred  Absorbed   to Recoupment
Small Cap Systematic
 Value Fund               $514      $2,088        $2,602
Macro Cap Systematic
 Value Fund               $349      $2,257        $2,606

b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" will receive an annual retainer and quarterly meeting fee totaling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds II).

                         Notes to Financial Statements
================================================================================

3.   Shareholder Servicing and Distribution Plans:

     The Funds have adopted a Shareholder Servicing Plan for Class A, Class B and Class C shares and a Distribution Plan for Class B and Class C shares of each Fund. The Shareholder Servicing Plan permits the Funds to compensate or reimburse servicing agents. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse Funds Distributor, Inc. (the "Distributor") for activities or expenses primarily intended to result in the sales of the class's shares. Payments under the Shareholder Servicing Plan are limited to an annual rate of 0.25% of average daily net assets. Payments under the Distribution Plan are limited to an annual rate of 0.75% of Class B and Class C average net assets.

4.   Securities transactions:

a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. government securities, for the period ended September 30, 1998, were:

                                    Purchases          Sales

Small Cap Systematic Value Fund     $523,032           $21,831
Macro Cap Systematic Value Fund     $453,527           $    --

b. At September 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                 Taxable          Taxable
                                               Unrealized       Unrealized
                                              Appreciation     Depreciation

Small Cap Systematic Value Fund               $ 21,092         $13,342
Macro Cap Systematic Value Fund               $ 21,553         $30,719

c. The schedule of open future contractslong position for the Macro Cap Systematic Value Fund at September 30, 1998, was as follows:

Number of                                    Unrealized
Contracts                                   Appreciation
1  S&P 500 E-Mini  December 1998             $    138

5. Transactions in Shares of a Beneficial Interest:

  The Trusts have authorized an unlimited number of shares of beneficial interest which have a par value of $0.01.

Transactions in Shares of a Beneficial Interest

                       Small Cap Systematic Value Fund  Macro Cap Systematic Value Fund
                       Period Ended 9/30/98/*/          Period Ended 9/30/98/*/
                       Shares          Dollars          Shares          Dollars
A Shares:
Sold                   51,502          $515,090         53,321          $532,980
Redeemed                   --                --             --                --

Net increase           51,502          $515,090         53,321          $532,980

B Shares:
Sold                        1          $     10              1          $     10
Redeemed                   --                --             --                --

Net increase                1          $     10              1          $     10

C Shares:
Sold                        1          $     10              1          $     10
Redeemed                   --                --             --                --

Net increase                1          $     10              1          $     10

/*/ The Funds commenced operations on August 31, 1998.

                                  [MONTGOMERY PARTNERS SERIES LOGO APPEARS HERE]
                                  ---------------------------------------------
                                                  The Montgomery Partners Series
                                                           101 California Street
                                                 San Francisco, California 94111
                                                         800-OWL-8758 (695-8758)